Summary of Significant Accounting Policies (Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	$ 510	$ 647
Finite-Lived Intangible Asset, Useful Life	10 years
Amortization of Intangible Assets	137	153	108
Amortization Expense for the Core Deposit Intangible, Next Twelve Months	121
Amortization Expense for the Core Deposit Intangible, Year Two	104
Amortization Expense for the Core Deposit Intangible, Year Three	88
Amortization Expense for the Core Deposit Intangible, Year Four	72
Amortization Expense for the Core Deposit Intangible, Year Five	56
Amortization Expense for the Core Deposit Intangible, Year Six	39
Amortization Expense for the Core Deposit Intangible, Year Seven	23
Amortization Expense for the Core Deposit Intangible, Year Eight	7
Amortization Expense for the Core Deposit Intangible, Total	510
North Penn Bancorp, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, Net (Excluding Goodwill)	510	647
Finite-Lived Intangible Assets, Accumulated Amortization	$ 385	$ 248